Expense Example - VIPFloatingRateHighIncomePortfolio-InvestorPRO - VIPFloatingRateHighIncomePortfolio-InvestorPRO - VIP Floating Rate High Income Portfolio - VIP Floating Rate High Income Portfolio - Investor Class
Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 79
3 years	246
5 years	428
10 years	$ 954